Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Net Earnings Per Common Share	Net Earnings Per Common Share

		2022	2021	2020
Weighted average common shares outstanding – basic (thousands of shares)		1,134,960	1,181,250	1,181,768
Effect of dilutive stock options (thousands of shares)		14,222	5,307	—
Weighted average common shares outstanding – diluted (thousands of shares)		1,149,182	1,186,557	1,181,768
Net earnings (loss)		$10,937	$7,664	$(435)
Net earnings (loss) per common share	– basic	$9.64	$6.49	$(0.37)
	– diluted	$9.52	$6.46	$(0.37)
In 2022, the Company excluded 2,039,000 potentially anti-dilutive stock options from the calculation of diluted earnings per common share (2021 – 3,496,000; 2020 – 44,117,000).